Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
1 1 .	Property and equipment, net
Property and equipment consists of the following:

	December 31,
	2018	2019
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	126,896	142,236
Leasehold improvement	—	32,038
Others	4,031	10,603

Total	130,927	184,877

Less: accumulated depreciation	(43,508)	(88,191)

Property and equipment, net	87,419	96,686

Depreciation expense for the years ended December 31, 2017, 2018 and 2019 were RMB6,864, RMB26,818 and
 RMB
45,455, respectively.